Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Summary of Lease Costs
The table below summarizes the Company’s operating lease costs from its statements of operations, and cash payments from its statements of cash flows (in thousands).

	Year Ended December 31,
	2024	2023
Lease expense:
Operating lease expense	$145	$141

Total lease expense	$145	$141

Cash payment information:
Operating cash used for operating leases	$180	$141

Total cash paid for amounts included in the measurement of lease liabilities	$180	$141

Summary of Future Minimum Annual Lease Payments under Operating Leases
The Company’s future minimum annual lease payments under operating leases at December 31, 2024 are as follows (in thousands):

Operating Leases
2025	$69
2026	11

Total minimum lease payments	80

Less: amount representing interest	$(5)

Present value of obligations under leases	75

Less: current portion	44

Noncurrent lease obligations	$31